Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Net Intangible Assets

		December 31
		2019	2020
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	3	1,946	2,983
Licenses	3	106	556
		2,052	3,539
Accumulated amortization:
Capitalization of software development costs		274	2,163
Licenses		60	206
		334	2,369

Intangible assets, net:
Capitalization of software development costs		1,672	820
Licenses		46	350
		1,718	1,170